Fair value measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurement	Fair value measurement
Financial assets measured at fair value on a recurring basis as of December 31, 2020 are classified using the fair value hierarchy in the table below:

	Total	Level 1	Level 2
(in thousands)
Assets
Cash equivalents:
Money market funds	€65,111	€65,111	€—
Short-term investments:
Term deposits	9,448	—	9,448
Total	€74,559	€65,111	€9,448

There were no financial assets measured at fair value on a recurring basis as of December 31, 2019.
We value our financial assets using quoted market prices or alternative pricing sources and models utilizing market observable inputs.
Money market funds are valued at the closing price reported by the fund sponsor from an actively traded exchange. These are included within cash equivalents as Level 1 measurements.
Term deposits with original maturity of more than three months but less than one year are valued at amortized cost, which approximates fair value. These are included within short-term investments as Level 2 measurements.